Share-based compensation reserve	12 Months Ended
Dec. 31, 2024
Share Capital, Reserves and Other Equity Interest [Abstract]
Share-based compensation reserve	Share-based compensation reserve
The Company's discretionary share award scheme, the LTIP, enables the Company’s Compensation Committee to make grants in the form of rights over ordinary shares (“Awards”), to any Director or employee of the Company. However, it is the Committee’s current intention that Awards be granted only to senior management, including senior management also serving as a director, whilst recognizing a separate annual Restricted Stock Award for Non-Executive Directors.
All Awards are to be settled by physical delivery of shares. Note 8(b) sets out the Non-Executive Directors' and Directors' and Senior Management Restricted share awards.

	2024	2023	2022
	€m	€m	€m
Balance as of January 1	31.4	13.8	6.9
Non-Executive Directors' restricted share awards charge	0.6	0.6	0.6
Directors' and Senior Management share awards charge	8.2	23.5	7.5
Shares issued upon vesting of awards	(9.9)	(0.3)	(0.4)
Reclassification of awards for settlement of tax liabilities	(4.1)	(6.2)	(0.8)
Balance as of December 31	26.2	31.4	13.8
Founder Preferred Shares Dividend Reserve
The Founder Preferred Shares converted on a 1-for-1 basis into Ordinary Shares on January 3, 2023. A summary of the key terms of the Founder Preferred Shares is set out in Note 24.
The Founder Preferred Shares Annual Dividend Amount was structured to provide a dividend based on the future appreciation of the market value of the ordinary shares, thus aligning the interests of the Founders with those of the investors on a long term basis.
The Preferred Shares Annual Dividend amount was determined with reference to the Dividend Determination Period of a financial year, i.e. the last ten consecutive trading days and calculated as 20% of the increase in the volume weighted average share price of our ordinary shares across the determination period compared to the highest price previously used in calculating the Founder Preferred Share Annual Dividend Amounts multiplied by 140,220,619 Preferred Share Dividend Equivalent (the “Preferred Share Dividend Equivalent”). The Preferred Share Dividend Equivalent was equal to the number of ordinary shares outstanding immediately following the Iglo Acquisition, but excluding the 13.7 million ordinary shares issued to the seller of the Iglo Group.
Dividends on the Founder Preferred Shares were payable until the Founder Preferred Shares were converted into Ordinary Shares effective as of January 3, 2023.
As of December 31, 2022, no Founder Preferred Shares Annual Dividend Amount was due, as the average price per ordinary share for the last ten consecutive trading days of the year did not reach the previously achieved 2020 Dividend Price of $25.2127. As no further dividends are payable, the remaining reserve as of December 31, 2022 was released directly to retained earnings.
Translation reserve
The translation reserve comprises all foreign exchange differences arising from the translation of the financial statements of foreign operations, as well as from the translation of liabilities that have been used in the past to hedge the Company’s net investment in a foreign subsidiary.

	Year ended December 31,
	2024	2023	2022
	€m	€m	€m
Balance as of January 1	101.0	89.3	105.1
Foreign currency translation adjustments	34.3	11.7	(15.8)
Total presented in Other Comprehensive Income	34.3	11.7	(15.8)
Balance as of December 31	135.3	101.0	89.3

The translation reserve as at December 31, 2024 and as at December 31, 2023 did not include any balances relating to continuing hedging relationships. The translation reserve as at December 31, 2024 included €50.8 million (December 31, 2023: €50.8 million) relating to a hedging relationship in respect of GBP net investments that was discontinued in 2021.
reserves
Fair value movements attributable to foreign currency basis are included within other comprehensive income (OCI) as a cost of hedging, thereby excluding its impact from the hedge designation itself. Details of the Company's cash flow hedge accounting can be found in Note 32.
The table below shows the movement in the cash flow hedging reserve and cost of hedging reserve during the year, including the gains or losses arising on the revaluation of hedging instruments during the year and the amount reclassified from Other Comprehensive Income ("OCI") to the Consolidated Statement of Profit or Loss in the year.

	Cross currency and interest rate swaps	Forward currency contracts	Total Cash flow hedge reserve	Cost of Hedging reserve	Total Other reserves
	€m	€m	€m	€m	€m
Balance as of December 31, 2021	5.1	5.8	10.9	(0.4)	10.5
Change in fair value of hedging instrument recognized in OCI for the year	101.3	57.3	158.6	0.1	158.7
Transferred to the carrying value of inventory	—	(55.2)	(55.2)	—	(55.2)
Reclassified from OCI to net finance costs	(92.2)	—	(92.2)	1.3	(90.9)
Deferred tax	(2.1)	(1.0)	(3.1)	(0.2)	(3.3)
Balance as of December 31, 2022	12.1	6.9	19.0	0.8	19.8
Change in fair value of hedging instrument recognized in OCI for the year	(30.3)	(22.5)	(52.8)	1.9	(50.9)
Transferred to the carrying value of inventory	—	(4.2)	(4.2)	—	(4.2)
Reclassified from OCI to net finance costs	(8.7)	—	(8.7)	0.9	(7.8)
Deferred tax	10.3	8.9	19.2	(0.7)	18.5
Balance as of December 31, 2023	(16.6)	(10.9)	(27.5)	2.9	(24.6)
Change in fair value of hedging instrument recognized in OCI for the year	56.5	7.4	63.9	2.6	66.5
Transferred to the carrying value of inventory	—	9.4	9.4	—	9.4
Reclassified from OCI to net finance costs	(61.2)	—	(61.2)	0.2	(61.0)
Deferred tax	0.7	(5.2)	(4.5)	(0.7)	(5.2)
Balance as of December 31, 2024	(20.6)	0.7	(19.9)	5.0	(14.9)